ACCOUNTS AND OTHER RECEIVABLES	12 Months Ended
Sep. 30, 2025
Accounts Receivable [Abstract]
ACCOUNTS AND OTHER RECEIVABLES	ACCOUNTS AND OTHER RECEIVABLES
The Company’s accounts receivable include the following balances as at September 30, 2025 and September 30, 2024:

	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Gross trade receivables	$69,288	$37,851
Less: reserves for product returns and price adjustments	(734)	(501)
Less: expected credit losses	(4,969)	(4,695)
Trade receivables	63,585	32,655
Receivable from related party	701	3,169
Sales taxes receivable	403	14
Current portion of net investment in subleases	12	513
Other receivables	158	802
	$64,859	$37,153

During the year ended September 30, 2025, the Company recognized a provision for expected credit losses of $274 (September 30, 2024 - $4,222), included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. The provision for expected credit losses on receivables is determined as described in Note 19.